UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Ohio Quality Income Municipal Fund (NUO)
	May 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.4% (100.0% of Total Investments)

	Consumer Staples – 4.6% (3.1% of Total Investments)
$ 400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	No Opt. Call	A1	$ 427,676
	Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
7,500	5.125%, 6/01/24	6/17 at 100.00	B–	6,500,475
8,620	5.875%, 6/01/47	6/17 at 100.00	B	7,095,208
16,520	Total Consumer Staples			14,023,359
	Education and Civic Organizations – 10.4% (7.1% of Total Investments)
4,375	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/33	9/24 at 100.00	Aa3	5,019,350
	(WI/DD, Settling 6/05/14)
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	No Opt. Call	AA	144,190
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,136,949
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	498,624
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,032,990
3,150	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	3,215,804
	2006, 5.000%, 7/01/41
	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,150	5.000%, 12/01/24	12/15 at 100.00	B1	1,118,870
1,000	5.000%, 12/01/29	12/15 at 100.00	B1	947,290
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,605,953
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	138,478
590	5.000%, 11/01/32	5/22 at 100.00	AA	661,785
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/22 at 100.00	A	5,370,450
	2013, 5.000%, 12/01/43
1,075	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	6/14 at 100.00	B1	1,076,430
	2001, 5.500%, 12/01/15
2,250	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	2,422,890
	2006, 5.000%, 12/01/44 – NPFG Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	3,499,530
	Xavier University 2008C, 5.750%, 5/01/28
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	A3	1,038,654
	2008A, 5.500%, 12/01/28
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,086,120
29,650	Total Education and Civic Organizations			32,014,357
	Health Care – 32.1% (21.9% of Total Investments)
65	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/14 at 100.00	Baa1	65,486
	Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/23 at 100.00	A1	3,223,950
	Children’s Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	2,114,093
	2010A, 5.250%, 6/01/38
3,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A–	3,838,100
	5.500%, 11/01/40
6,575	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	A3	6,831,491
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	2,521,032
	Series 2013, 5.000%, 6/15/43
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	270,218
2,615	5.250%, 11/01/40	11/19 at 100.00	Aa2	2,826,318
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	2,581,792
	2008A, 5.000%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	269,910
	5.000%, 11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	5,193,574
	Trust 11-21B, 9.344%, 11/15/41 (IF) (4)
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,717,522
	2011A, 6.250%, 12/01/34
1,865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	2,011,776
	Series 2008C, 6.000%, 8/15/43
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA	94,672
40	5.125%, 11/15/40	11/18 at 100.00	AA	42,230
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	4,600,788
	2011A, 6.000%, 11/15/41
1,500	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A	1,613,295
	Inc., Series 2006, 5.250%, 5/15/21
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	872,259
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
3,700	5.000%, 5/01/30	No Opt. Call	A+	3,709,694
2,500	5.000%, 5/01/32	No Opt. Call	A+	2,503,425
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	BB+	6,011,655
	Obligated Group Project, Series 2013, 5.000%, 2/15/44
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+	103,265
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,304,980
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	264,710
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,207,910
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,500	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,644,570
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,624,804
8,050	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	9,003,038
	Obligated Group, Series 2009A, 5.500%, 1/01/39 (WI/DD, Settling 6/05/14)
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
5,350	20.335%, 1/01/33 (IF)	1/19 at 100.00	Aa2	7,883,544
875	20.218%, 1/01/17 (IF)	No Opt. Call	Aa2	1,253,875
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,120,290
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,227,900
2,300	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	2,373,163
	5.250%, 11/15/36
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,578,145
1,385	5.750%, 12/01/35	12/18 at 100.00	A–	1,514,982
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA	1,086,900
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
2,635	5.000%, 12/01/37	No Opt. Call	Baa2	2,704,748
4,920	5.000%, 12/01/42	No Opt. Call	Baa2	5,019,040
89,760	Total Health Care			98,829,144
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
1,375	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/14 at 100.00	Aaa	1,377,558
	Series 1994A, 5.950%, 2/20/30
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Student Housing Facility Revenue Bonds,	8/15 at 100.00	N/R	1,165,571
	Euclid Avenue Housing Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 –
	AMBAC Insured
755	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	No Opt. Call	Aaa	756,389
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury	10/18 at 101.00	Aa1	1,692,448
	Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
1,190	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	6/16 at 102.00	AA+	1,205,387
	Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AA+	3,526,176
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
9,475	Total Housing/Multifamily			9,723,529
	Industrials – 2.4% (1.6% of Total Investments)
2,055	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	No Opt. Call	BBB+	2,061,083
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
735	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	11/15 at 100.00	BBB+	738,969
	Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative
	Minimum Tax)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa2	4,404,084
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	52,640
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (7)
7,885	Total Industrials			7,256,776
	Long-Term Care – 1.0% (0.8% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	971,093
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,418,912
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,390,005
	Materials – 0.6% (0.4% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,095,080
	4.500%, 12/01/15
	Tax Obligation/General – 30.1% (20.6% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	139,579
	Improvement Series 2008, 5.250%, 12/01/31
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
1,140	5.000%, 12/01/26	6/22 at 100.00	Aaa	1,333,162
2,545	5.000%, 12/01/28	6/22 at 100.00	Aaa	2,951,029
1,605	5.000%, 12/01/29	6/22 at 100.00	Aaa	1,848,511
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2012A:
1,960	5.000%, 12/01/31	12/20 at 100.00	Aa2	2,224,071
875	5.000%, 12/01/32	12/20 at 100.00	Aa2	989,993
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	No Opt. Call	AA	2,249,440
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School	11/21 at 100.00	A2	1,241,141
	Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	2,738,660
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	3,558,066
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	2,049,600
	Franklin County, Ohio, General Obligation Bonds, Series 2007:
3,355	5.000%, 12/01/27	12/17 at 100.00	AAA	3,762,163
1,840	5.000%, 12/01/28	12/17 at 100.00	AAA	2,058,500
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School
	Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	613,947
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,491,367
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,483,142
	5.125%, 12/01/36
12,750	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA	13,860,778
	AGM Insured
6,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	7,165,291
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	1,837,728
	0.000%, 12/01/21
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	1,138,856
775	5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	854,469
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	2,857,739
1,130	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds,	12/15 at 100.00	AA	1,205,235
	Series 2006, 5.000%, 12/01/25 – AGM Insured
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,448,105
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,685,115
	5.250%, 12/01/36
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Baa1	1,559,984
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	788,459
	Construction & Improvement Series 2012, 5.000%, 12/01/36
2,500	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	12/22 at 100.00	AA+	2,517,050
	Refunding School Improvement Series 2013, 4.000%, 12/01/43
985	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA–	1,039,352
	5.000%, 12/01/28 – NPFG Insured
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	2,518,638
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA	531,850
	Series 2005, 5.000%, 12/01/24 – AGM Insured
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%,	5/24 at 100.00	AAA	3,569,550
	5/01/29 (WI/DD, Settling 6/11/14)
1,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/28	5/22 at 100.00	AAA	1,168,550
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	554,565
	Bonds, Series 2008, 5.000%, 12/01/36
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,430,450
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,499,548
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	1,851,825
	Refunding Series 2007, 5.250%, 12/01/32
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	No Opt. Call	Aaa	70,330
	1996, 5.950%, 12/01/21
700	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	AA	767,130
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	Aa3	1,073,310
	School Improvement Series 2009, 5.125%, 12/01/37
88,085	Total Tax Obligation/General			92,726,278
	Tax Obligation/Limited – 25.4% (17.4% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, School Improvement	12/16 at 100.00	AA	134,863
	Project, Series 2006, 5.000%, 12/15/32 – AGM Insured
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien
	Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA	1,524,821
1,520	5.000%, 10/01/30	10/23 at 100.00	AA	1,724,151
1,600	5.000%, 10/01/31	10/23 at 100.00	AA	1,799,840
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1,	11/23 at 100.00	AA	3,320,160
	5.000%, 11/15/38
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue	12/19 at 100.00	BBB	493,680
	Parking Facility Project, Series 2012A, 5.000%, 12/01/36
6,750	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical	12/20 at 100.00	Aa2	7,474,883
	Mart- Convention Center Project, Series 2010F, 5.000%, 12/01/27
300	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	323,826
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
5,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	5,305,000
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,775	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,855,425
1,055	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,094,383
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27	12/21 at 100.00	AAA	1,183,043
1,090	5.250%, 12/01/28	12/21 at 100.00	AAA	1,264,455
760	5.250%, 12/01/30	12/21 at 100.00	AAA	870,002
600	5.000%, 12/01/31	No Opt. Call	AAA	666,672
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,085	5.000%, 12/01/18 – FGIC Insured	6/14 at 100.00	AA–	1,088,928
1,415	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AA–	1,420,023
7,250	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	7,788,603
	AMBAC Insured
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA	3,142,277
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	5,427,550
1,750	Hudson City School District, Ohio, Certificates of Participation, Series 2012, 4.000%, 6/01/34 –	6/22 at 100.00	Aa3	1,776,740
	NPFG Insured
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	22,386,424
	2013A, 5.000%, 1/01/38 (Mandatory put 1/01/23)
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	1,142,140
	2012C, 5.000%, 10/01/24
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,912,395
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,385,016
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of
	Participation, Series 2012:
765	5.000%, 12/01/24	No Opt. Call	Aa3	871,939
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	910,294
74,580	Total Tax Obligation/Limited			78,287,533
	Transportation – 6.3% (4.3% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A–	2,347,456
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,639,845
3,475	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	No Opt. Call	A–	3,481,464
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	4,152,045
	FGIC Insured
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,296,759
	2013A-1, 5.250%, 2/15/39
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien
	Series 2013A-2:
11,250	0.000%, 2/15/38	No Opt. Call	A+	3,818,363
5,000	0.000%, 2/15/40	No Opt. Call	A+	1,526,000
28,975	Total Transportation			19,261,932
	U.S. Guaranteed – 13.9% (9.5% of Total Investments) (5)
3,000	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1 (5)	3,144,090
	2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	135,253
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	301,245
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	196,731
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (5)	621,347
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
2,300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	Aa1 (5)	2,356,350
	(Pre-refunded 12/01/14)
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (5)	1,024,500
	12/01/14 – SYNCORA GTY Insured (ETM)
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2 (5)	1,253,017
	2005, 5.000%, 12/01/24 (Pre-refunded 6/01/15) – NPFG Insured
2,620	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32 (Pre-refunded 12/01/15)	12/15 at 100.00	AA+ (5)	2,824,727
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1 (5)	1,982,442
	Construction, Series 2005, 5.000%, 12/01/26 (Pre-refunded 12/01/15) – NPFG Insured
3,000	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1 (5)	3,346,230
	5.000%, 12/01/25 (Pre-refunded 12/01/16) – NPFG Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (5)	1,050,530
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured
1,885	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds,	12/15 at 100.00	AA (5)	2,020,550
	Series 2006, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – AGM Insured
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Series	6/17 at 100.00	Aa1 (5)	1,131,490
	2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)
1,920	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%,	11/14 at 100.00	Aa3 (5)	1,972,685
	11/15/39 (Pre-refunded 11/15/14)
2,680	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA– (5)	2,872,719
	5.000%, 12/01/28 (Pre-refunded 12/01/15) – NPFG Insured
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004:
480	5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (5)	489,797
935	5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA (5)	954,083
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A (5)	1,352,274
	2004, 5.000%, 12/01/25 (Pre-refunded 12/01/14) – AMBAC Insured
1,595	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA (5)	1,659,342
	Series 2005A, 5.000%, 4/01/25 (Pre-refunded 4/01/15) – AGM Insured
2,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA (5)	2,080,680
	Project, Series 2005A, 5.000%, 4/01/23 (Pre-refunded 4/01/15) – AGM Insured
3,850	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (5)	4,009,275
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State	6/18 at 100.00	AAA	1,418,567
	Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water
	Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,284,474
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	288,351
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA– (5)	1,546,920
	12/01/22 (Pre-refunded 12/01/14) – FGIC Insured
1,345	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aa2 (5)	1,377,953
	12/01/28 (Pre-refunded 12/01/14) – AGM Insured
40,325	Total U.S. Guaranteed			42,695,622
	Utilities – 4.9% (3.3% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus
	Project Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA	54,045
5,000	5.250%, 2/15/43	2/18 at 100.00	A1	5,510,950
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	1,118,540
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	AA–	2,978,226
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	836,420
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/19 at 100.00	Baa1	1,636,275
	Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,296,411
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AA–	536,722
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
20,575	Total Utilities			14,967,589
	Water and Sewer – 11.5% (7.8% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,145,276
865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	953,083
	AMBAC Insured
	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series 2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,939,775
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,307,531
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	Aa1	2,240,332
1,020	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,201,815
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	A1	1,295,164
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,195,809
	AGM Insured
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	243,117
	SYNCORA GTY Insured
1,670	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	1,853,116
	SYNCORA GTY Insured
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013,	5/23 at 100.00	AA+	2,254,360
	5.000%, 11/15/38
4,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	4,965,360
	2014, 5.000%, 12/01/23
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	957,580
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	699,416
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,235,863
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	794,865
30,880	Total Water and Sewer			35,282,462
$ 441,825	Total Long-Term Investments (cost $421,349,125)			450,553,666
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.1)% (6)			(148,000,000)
	Other Assets Less Liabilities – 1.7%			5,306,216
	Net Assets Applicable to Common Shares – 100%			$ 307,859,882

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$450,553,666	$ —	$450,553,666

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $420,885,330.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$31,606,811
Depreciation	(1,938,475)
Net unrealized appreciation (depreciation) of investments	$29,668,336

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014